Share capital and reserves (Details 3)	12 Months Ended
Dec. 31, 2023 shares $ / shares
Grant One [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,035,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.10
Risk free interest rate, stock options	3.96%
Expected life, stock options	5 years
Expected volatility, stock options	71.15%
Grant Two [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	2,520,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	3.81%
Expected life, stock options	5 years
Expected volatility, stock options	70.98%
Grant Three [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.15
Risk free interest rate, stock options	2.87%
Expected life, stock options	5 years
Expected volatility, stock options	68.52%
Grant Four [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	600,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.18
Risk free interest rate, stock options	3.43%
Expected life, stock options	5 years
Expected volatility, stock options	68.61%
Grant Five [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	855,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.19
Risk free interest rate, stock options	3.07%
Expected life, stock options	5 years
Expected volatility, stock options	66.04%
Grant Six [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	755,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.42%
Expected life, stock options	5 years
Expected volatility, stock options	82.02%
Grant Seven [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	3,640,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.38%
Expected life, stock options	5 years
Expected volatility, stock options	82.61%
Grant Eight [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,125,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.65%
Expected life, stock options	5 years
Expected volatility, stock options	85.37%
Grant Nine [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	960,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.23
Risk free interest rate, stock options	0.45%
Expected life, stock options	2 years
Expected volatility, stock options	82.96%
Grant Ten [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	2,470,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.45%
Expected life, stock options	2 years
Expected volatility, stock options	84.98%
Grant Eleven [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.32%
Expected life, stock options	2 years
Expected volatility, stock options	86.03%
Grant Twelve [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.33%
Expected life, stock options	2 years
Expected volatility, stock options	86.33%
Grant Thirteen [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	0.22%
Expected life, stock options	2 years
Expected volatility, stock options	85.85%
Grant Fourteen [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	325,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.43
Risk free interest rate, stock options	0.26%
Expected life, stock options	2 years
Expected volatility, stock options	85.48%
Grant Fifteen [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	450,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.49
Risk free interest rate, stock options	0.19%
Expected life, stock options	2 years
Expected volatility, stock options	84.04%